Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,807	$ 1,589	$ 1,460
Capital work-in-progress	311	303	286	$ 230
Property, plant and equipment, Ending balance	1,863	1,807	1,589
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2,827	2,428	2,257
Additions	302	420	362
Deletions	(24)	(73)	(64)
Reclassified under held for sale (refer note 2.9)	(10)
Translation difference	1	52	(127)
Property, plant and equipment, Ending balance	3,096	2,827	2,428
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(1,323)	(1,125)	(1,027)
Deletions	23	54	39
Depreciation	(254)	(226)	(192)
Reclassified under held for sale (refer note 2.9)	7
Translation difference	3	(26)	55
Property, plant and equipment, Ending balance	(1,544)	(1,323)	(1,125)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	268	241	247
Property, plant and equipment, Ending balance	287	268	241
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	272	244	250
Additions	21	22	9
Translation difference	(1)	6	(15)
Property, plant and equipment, Ending balance	292	272	244
Land | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(4)	(3)	(3)
Depreciation	(1)	(1)	(1)
Translation difference			1
Property, plant and equipment, Ending balance	(5)	(4)	(3)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	747	623	623
Property, plant and equipment, Ending balance	830	747	623
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,123	955	940
Additions	122	147	68
Translation difference	2	21	(53)
Property, plant and equipment, Ending balance	1,247	1,123	955
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(376)	(332)	(317)
Depreciation	(43)	(35)	(33)
Translation difference	2	(9)	18
Property, plant and equipment, Ending balance	(417)	(376)	(332)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	165	149	130
Property, plant and equipment, Ending balance	159	165	149
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	466	392	337
Additions	56	73	76
Deletions	(3)	(8)	(1)
Translation difference	(1)	9	(20)
Property, plant and equipment, Ending balance	518	466	392
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(301)	(243)	(207)
Deletions	2	5	1
Depreciation	(62)	(57)	(49)
Translation difference	2	(6)	12
Property, plant and equipment, Ending balance	(359)	(301)	(243)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	229	220	170
Property, plant and equipment, Ending balance	192	229	220
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	700	615	535
Additions	73	120	168
Deletions	(17)	(47)	(60)
Reclassified under held for sale (refer note 2.9)	(6)
Translation difference	(1)	12	(28)
Property, plant and equipment, Ending balance	749	700	615
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(471)	(395)	(365)
Deletions	17	34	36
Depreciation	(107)	(101)	(84)
Reclassified under held for sale (refer note 2.9)	4
Translation difference		(9)	18
Property, plant and equipment, Ending balance	(557)	(471)	(395)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	93	69	57
Property, plant and equipment, Ending balance	82	93	69
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	261	218	189
Additions	29	57	40
Deletions	(3)	(17)	(1)
Reclassified under held for sale (refer note 2.9)	(4)
Translation difference	2	3	(10)
Property, plant and equipment, Ending balance	285	261	218
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(168)	(149)	(132)
Deletions	3	14	1
Depreciation	(40)	(31)	(24)
Reclassified under held for sale (refer note 2.9)	3
Translation difference	(1)	(2)	6
Property, plant and equipment, Ending balance	(203)	(168)	(149)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2	1	3
Property, plant and equipment, Ending balance	2	2	1
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	5	4	6
Additions	1	1	1
Deletions	(1)	(1)	(2)
Translation difference		1	(1)
Property, plant and equipment, Ending balance	5	5	4
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(3)	(3)	(3)
Deletions	1	1	1
Depreciation	(1)	(1)	(1)
Property, plant and equipment, Ending balance	$ (3)	$ (3)	$ (3)